Average Annual Total Returns - Longboard Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
SG Trend Index
Prospectus [Line Items]
Average Annual Return, Percent	2.39%	6.97%	3.67%
Longboard Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(4.61%)	2.52%	6.31%	[1]
Performance Inception Date	Dec. 09, 2015
Longboard Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	1.49%	4.02%	7.24%	[2]
Performance Inception Date	Mar. 19, 2015
Longboard Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.49%	3.15%	1.80%
Longboard Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.88%	2.71%	2.70%

[1]	Class A shares of the Longboard Fund commenced operations on December 9, 2015.
[2]	Class I shares of the Longboard Fund commenced operations on March 19, 2015.